Share Capital (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2017 [1]	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	$ 136,134	$ 52,389	$ 8,788
Cost of revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation		(99)	107
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	17,956	8,828	2,597
Sales and Marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	9,747	7,220	839
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	$ 108,431	$ 36,440	$ 5,245

[1]	On November 19, 2017 the Company provided an additional exercise period for a few employees. Such modification resulted in recording an additional $54,598 stock based compensation. Such amount is presented within the 2017 stock based compensation